Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	Vertical Aerospace Ltd.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001867102
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to the Registration Statement on Form F-1 (File No. 333-262207) as amended, (the “Registration Statement”) of Vertical Aerospace Ltd. (the “Company”) as originally declared effective by the Securities and Exchange Commission on January 27, 2022, is being filed (i) pursuant to the undertakings in Item 9 of the Registration Statement to include the information contained in the Company's Annual Report on Form 20-F for the year ended December 31, 2021 that was filed with the SEC on April 29, 2022; and (ii) to include an updated prospectus related to the offer of the Company's ordinary shares and warrants that were registered on the Registration Statement.